Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Capital and Reserves [Abstract]
Schedule of Issued Share Capital	The issued share capital of the Company consisted of:
	Common Shares
	Number
	2022	2021
As of January 1	748,213	570,858
Common shares issued	105,000	111,299
Total, as of June 30	853,213	682,157